Net Income Per Unit (Notes)	3 Months Ended
Mar. 31, 2012
Net Income (Loss) Per Unit [Abstract]
Net Income Per Unit
NET INCOME PER UNIT

We use the two-class method when calculating the net income per unit applicable to limited partners because we have more than one participating security. Our participating securities consist of common units, subordinated units, general partner units and incentive distribution rights ("IDRs"). We base our calculation of net income per unit on the weighted-average number of common units outstanding during the period. The basic weighted-average number of units outstanding has not changed since the completion of the Initial Offering and remains equal to the total number of units outstanding as of March 31, 2012. We did not calculate net income per unit for the three months ended March 31, 2011, because there were no units outstanding prior to the Initial Offering.

Net income attributable to the Partnership is allocated between the limited, subordinated and general partners in accordance with our partnership agreement. Distributions for the first quarter of 2012 include distributions for units issued as part of the Martinez Marine Terminal Acquisition. See Notes B and O for additional information regarding subsequent events including the issuance of common and general partner units to Tesoro.

Diluted net income per unit includes the effects of potentially dilutive units on our common units, consisting of unvested service and performance phantom units. Basic and diluted net income per unit applicable to subordinated limited partners are the same because there are no potentially dilutive subordinated units outstanding.

The calculation of net income per unit is as follows (in thousands, except unit and per unit amounts):

Three Months Ended
March 31, 2012
Net income attributable to partners	$11,556
Less: General partner's distribution	236
Less: Limited partners' distribution	5,835
Less: Subordinated partner's distribution	5,759
Distributions in excess of earnings	$(274)

General partner's earnings:
Distributions	$236
Allocation of distributions in excess of earnings	(6)
Total general partner's earnings	$230

Limited partners' earnings:
Distributions	$5,835
Allocation of distributions in excess of earnings	(134)
Total limited partners' earnings	$5,701

Subordinated partner's earnings:
Distributions	$5,759
Allocation of distributions in excess of earnings	(134)
Total subordinated partner's earnings	$5,625

Weighted average limited partner units outstanding:
Common units - basic	15,254,890
Common unit equivalents	42,133
Common units - diluted	15,297,023

Subordinated units - basic and diluted	15,254,890

Net income per limited partner unit:
Common - basic	$0.37
Common - diluted	$0.37
Subordinated - basic and diluted	$0.37